TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus

Effective immediately, the table entitled “Transamerica Series Trust Underlying Portfolios:” in the “List and Description of Underlying Portfolios” section of the prospectus is deleted in its entirety and replaced with the following:

Transamerica Series Trust Underlying Portfolios:

Fund Name	Transamerica 60/40 Allocation VP	Transamerica Goldman Sachs 70/30 Allocation VP	Transamerica BlackRock Tactical Allocation VP	Transamerica JPMorgan Asset Allocation – Conservative VP	Transamerica JPMorgan Asset Allocation – Growth VP	Transamerica JPMorgan Asset Allocation – Moderate Growth VP	Transamerica JPMorgan Asset Allocation – Moderate VP	Transamerica JPMorgan International Moderate Growth VP	Transamerica JPMorgan Tactical Allocation VP
Transamerica Aegon Bond VP (formerly, Transamerica PIMCO Total Return VP)		X	X	X	X	X	X	X	X
Transamerica Aegon Core Bond VP (formerly, Transamerica JPMorgan Core Bond VP)		X	X	X	X	X	X	X	X
Transamerica Aegon High Yield Bond VP		X	X	X	X	X	X	X	X
Transamerica Aegon Sustainable Equity Income VP		X	X	X	X	X	X	X	X
Transamerica Aegon U.S. Government Securities VP		X	X	X	X	X	X	X	X
Transamerica BlackRock Global Real Estate Securities VP		X	X	X	X	X	X	X	X
Transamerica BlackRock Government Money Market VP	X	X	X	X	X	X	X	X	X
Transamerica International Focus VP		X	X	X	X	X	X	X	X
Transamerica Janus Balanced VP			X	X	X	X	X	X	X
Transamerica Janus Mid-Cap Growth VP		X	X	X	X	X	X	X	X
Transamerica JPMorgan Enhanced Index VP		X	X	X	X	X	X	X	X
Transamerica JPMorgan Mid Cap Value VP		X	X	X	X	X	X	X	X
Transamerica Madison Diversified Income VP			X	X	X	X	X	X	X
Transamerica Market Participation Strategy VP			X	X	X	X	X	X	X
Transamerica Morgan Stanley Capital Growth VP			X	X	X	X	X	X	X
Transamerica Morgan Stanley Global Allocation VP			X	X	X	X	X	X	X
Transamerica MSCI EAFE Index VP	X
Transamerica Multi-Managed Balanced VP			X	X	X	X	X	X	X
Transamerica PineBridge Inflation Opportunities VP		X	X	X	X	X	X	X	X
Transamerica Rothschild & Co Large Cap Value VP		X	X	X	X	X	X	X	X
Transamerica S&P 500 Index VP	X
Transamerica Small/Mid Cap Value VP		X	X	X	X	X	X	X	X
Transamerica T. Rowe Price Small Cap VP		X	X	X	X	X	X	X	X
Transamerica TS&W International Equity VP		X	X	X	X	X	X	X	X
Transamerica WMC US Growth VP		X	X	X	X	X	X	X	X

Effective immediately, the table entitled “Transamerica Funds Underlying Funds:” in the “List and Description of Underlying Portfolios” section of the prospectus is deleted in its entirety and replaced with the following:

Transamerica Funds Underlying Funds:

Fund Name	Transamerica 60/40 Asset Allocation VP	Transamerica Goldman Sachs 70/30 Allocation VP	Transamerica BlackRock Tactical Allocation VP	Transamerica JPMorgan Asset Allocation – Conservative VP	Transamerica JPMorgan Asset Allocation – Growth VP	Transamerica JPMorgan Asset Allocation – Moderate Growth VP	Transamerica JPMorgan Asset Allocation – Moderate VP	Transamerica JPMorgan International Moderate Growth VP
Transamerica Bond*		X	X
Transamerica Core Bond* (formerly, Transamerica Intermediate Bond)	X	X		X		X	X	X
Transamerica Emerging Markets Debt		X	X	X	X	X	X	X
Transamerica Emerging Markets Opportunities		X	X	X	X	X	X	X
Transamerica Energy Infrastructure		X	X	X	X	X	X	X
Transamerica Floating Rate		X	X	X	X	X	X	X
Transamerica High Yield Bond*		X		X		X	X	X
Transamerica High Yield ESG		X	X	X	X	X	X	X
Transamerica High Yield Muni			X	X	X	X	X	X
Transamerica Intermediate Muni			X	X	X	X	X	X
Transamerica International Equity*		X		X	X	X	X	X
Transamerica International Focus*				X	X	X	X	X
Transamerica International Small Cap Value		X	X	X	X	X	X	X
Transamerica International Stock		X	X	X	X	X	X	X
Transamerica Large Cap Value*		X	X	X	X	X	X	X
Transamerica Mid Cap Growth		X	X	X	X	X	X	X
Transamerica Mid Cap Value Opportunities		X	X	X	X	X	X	X
Transamerica Multi-Asset Income			X	X	X	X	X	X
Transamerica Multi-Managed Balanced			X	X	X	X	X	X
Transamerica Short-Term Bond	X	X	X	X	X	X	X	X
Transamerica Small Cap Growth		X	X	X	X	X	X	X
Transamerica Small Cap Value		X	X	X	X	X	X
Transamerica Sustainable Bond		X	X	X	X	X	X	X
Transamerica Unconstrained Bond		X	X	X	X	X	X	X

*Each eligible asset allocation portfolio is permitted to remain invested in the underlying fund and continue to make additional investments until such time as the asset allocation portfolio fully divests of the underlying fund.

Effective immediately, the corresponding information related to Transamerica Core Bond is deleted in its entirety and replaced with the following:

Transamerica Core Bond (formerly, Transamerica Intermediate Bond)

Principal Investment Strategies: The fund’s sub-adviser, Aegon USA Investment Management, LLC (the “sub-adviser”), seeks to achieve the fund’s objective by investing, under normal circumstances, primarily in investment grade debt securities, which may include: investment grade corporate securities, U.S. government obligations, mortgage-backed securities guaranteed by U.S. government agencies and instrumentalities, and private residential mortgage-backed securities. Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in fixed-income securities. Investment grade debt securities carry a rating of at least BBB from Standard & Poor’s or Fitch or Baa from Moody’s or are of comparable quality as determined by the sub-adviser. The fund’s portfolio weighted average duration will typically range from 3 to 10 years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. The fund may also invest in U.S. Treasury and agency securities, municipal bonds, asset-backed securities (including collateralized loan obligations (“CLOs”), collateralized bond obligations (“CBOs”) and collateralized debt obligations (“CDOs”)), commercial mortgage-backed securities (“CMBS”), high quality short-term debt obligations, dollar rolls and repurchase agreements. The fund’s investments may include debt securities of foreign issuers, including emerging market debt securities. The fund may invest in securities that are denominated in U.S. dollars and in foreign currencies.

The fund may invest up to 10% of its net assets in emerging market debt securities and up to 10% of its net assets in high-yield debt securities (commonly referred to as “junk bonds”), but may invest no more than 15% of its net assets in emerging market debt securities and high-yield debt securities combined. The sub-adviser considers emerging market countries as countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations. Junk bonds are high-risk debt securities rated below investment grade (that is, securities rated below BBB by Standard & Poor’s or Fitch or below Baa by Moody’s or, if unrated, determined to be of comparable quality by the fund’s sub-adviser).

The sub-adviser uses a combination of a global “top-down” analysis of the macroeconomic and interest rate environment and proprietary “bottom-up” research of corporate, government and agency debt, and other debt instruments. In the sub-adviser’s “top-down” approach, the sub-adviser analyzes various fundamental, technical, sentiment and valuation factors that affect the movements of markets and securities prices worldwide. In its proprietary “bottom-up” research, the sub-adviser considers various fundamental and other factors, such as creditworthiness, capital structure, covenants, cash flows and, as applicable, collateral. The sub-adviser uses this combined “top-down” and “bottom-up” approach to determine sector, security, yield curve, and duration positions for the fund. The sub-adviser’s research analysts also integrate environmental, social and governance (“ESG”) matters within their analytical process for public corporate, sovereign and structured issuers alongside traditional credit metrics as a risk management tool and as a method to identify financially material ESG factors and arrive at an independent, comprehensive view of the investment. ESG factors considered can vary across issuers and industries and may include, but are not limited to, greenhouse gas emissions, biodiversity impacts, product and employee safety, labor management, and corporate governance. For structured issuers, ESG considerations may also include, but are not limited to, affordability and energy efficiency of collateral, underwriting standards and policies, alignment of interest and control provisions. Consideration of ESG matters is subjective and not determinative in the sub-adviser’s investment process. The sub-adviser may conclude that other attributes of an investment outweigh ESG considerations when making investment decisions. The sub-adviser’s research analysts do not take ESG factors into consideration with respect to every investment in the fund.

The fund may, but is not required to, engage in certain investment strategies involving derivatives, such as options, futures, forward currency contracts and swaps, including, but not limited to, interest rate, total return and credit default swaps. These investment strategies may be employed as a hedging technique, as a means of altering investment characteristics of the fund’s portfolio (such as shortening or lengthening duration), in an attempt to enhance returns or for other purposes.

The fund may purchase securities on a when-issued, delayed delivery, to be announced or forward commitment basis.

The fund may invest in privately issued securities, including those that are normally purchased pursuant to Rule 144A or Regulation S promulgated under the Securities Act of 1933, as amended.

* * *

Effective immediately, the information related to Transamerica Capital Growth, Transamerica Government Money Market, Transamerica Inflation Opportunities, Transamerica Intermediate Bond, Transamerica Mid Cap Value, Transamerica Small/Mid Cap Value, Transamerica Sustainable Equity Income, Transamerica Total Return and Transamerica US Growth in all of this section is deleted in its entirety.

* * *

Investors Should Retain this Supplement for Future Reference

January 31, 2023